INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - R&D classified by nature - Additional information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
R&D capitalized	$ 8,614,448	$ 11,855,766	$ 10,753,047
R&D profit and loss	14,914,822	17,183,041	15,345,315
Total	$ 23,529,270	$ 29,038,807	$ 26,098,362